Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Equity Funds IV
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Central Index Key	0000778108
Document Creation Date	Jul. 29, 2016
Document Effective Date	Jul. 29, 2016
Delaware Smid Cap Growth Fund | Class A
Document and Entity Information:
Trading Symbol	DFCIX
Delaware Smid Cap Growth Fund | Class C
Document and Entity Information:
Trading Symbol	DEEVX
Delaware Smid Cap Growth Fund | Class R
Document and Entity Information:
Trading Symbol	DFRIX
Delaware Smid Cap Growth Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DFDIX
Delaware Smid Cap Growth Fund | Class R6
Document and Entity Information:
Trading Symbol	DFZRX
Delaware Healthcare Fund | Class A
Document and Entity Information:
Trading Symbol	DLHAX
Delaware Healthcare Fund | Class C
Document and Entity Information:
Trading Symbol	DLHCX
Delaware Healthcare Fund | Class R
Document and Entity Information:
Trading Symbol	DLRHX
Delaware Healthcare Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DLHIX